Stockholders' Equity (Details Narrative) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Preferred stock, shares authorized	20,000,000	20,000,000		20,000,000
Preferred stock, shares issued
Common stock, shares authorized	100,000,000	100,000,000		100,000,000
Common stock, shares outstanding	38,828,607	38,828,607		32,211,956
Common stock warrants exercised		791,139	791,139
Common stock warrants expired		60,920
Hankey Capital, LLC [Member]
Common shares issued for collateral on loan, shares	11,392,406	11,392,406